FINANCIAL LIABILITY (Details Narrative) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 27, 2026	Nov. 21, 2025	Jun. 11, 2025	Feb. 28, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023	Mar. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long term liability							$ 132,825,754		$ 132,806,188	$ 132,767,058
Financial liability gross							136,533,315		136,533,315	136,533,315
Unamortized closing costs net							3,707,562		3,727,127	3,766,257
Unpaid accrued interest							40,183,110		29,030,990
Issued shares of new common stock				10,000,000
Unpaid accrued interest		$ 140,000							29,030,990	10,812,055
Construction in progress							379,991,332		362,667,293	324,224,632
XCF [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Incurred direct costs and closing fees							3,873,864		3,873,864
Construction in progress					$ 9,782	$ 9,782	$ 19,565	$ 19,565
Construction in progress									39,130	39,130
NewXCF [Member] | Twain Forbearance Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Financial liability gross	$ 136,533,315								136,533,315
Issued shares of new common stock	4,000,000		4,000,000
Financial liability due	$ 37,544,050								$ 17,407,707
Base Interest [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bears interest rate							7.28%		7.28%		2.48%
Base Interest [Member] | Year One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bears interest rate							5.02%		5.02%
Base Interest [Member] | Year Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bears interest rate							7.63%		7.63%
Base Interest [Member] | Year Three [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bears interest rate							10.30%		10.30%
Encore DEC LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage												100.00%
Construction in progress							$ 103,473,847		$ 103,473,847	$ 96,412,822
Twain GL XXVIII, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term												99 years